Business Combinations - Additional Information (Detail) - USD ($)	Jun. 12, 2020	Feb. 14, 2020	May 01, 2019
Peak Logix LLC
Business Acquisition [Line Items]
Cash Consideration paid	$ 5,700,000
Additional consideration	$ 1,000,000
Earn-out payment period	5 years
Percentage of goodwill expected to be deductible for income tax purposes	100.00%
Total consideration paid	$ 9,000,000
Peak Logix LLC | Minimum
Business Acquisition [Line Items]
Earn-out payment	2,000,000
Peak Logix LLC | Maximum
Business Acquisition [Line Items]
Earn-out payment	3,700,000
Peak Logix LLC | Commercial Paper
Business Acquisition [Line Items]
Additional consideration	$ 1,000,000
Debt instrument, interest rate	6.00%
FlaglerCE Holdings LLC
Business Acquisition [Line Items]
Percentage of goodwill expected to be deductible for income tax purposes		100.00%
Total consideration paid		$ 75,800,000
FlaglerCE Holdings LLC | New Equipment
Business Acquisition [Line Items]
Additional floorplan borrowings		$ 1,200,000
Liftech Equipment Companies, Inc.
Business Acquisition [Line Items]
Percentage of goodwill expected to be deductible for income tax purposes		100.00%
Total consideration paid		$ 18,400,000
Working capital adjustments		1,500,000
Working capital to be settled		1,500,000
Liftech Equipment Companies, Inc. | New Equipment
Business Acquisition [Line Items]
Additional floorplan borrowings		$ 2,500,000
Northland Industrial Truck Co., Inc
Business Acquisition [Line Items]
Total consideration paid			$ 65,600,000
Northland Industrial Truck Co., Inc | Industrial Equipment
Business Acquisition [Line Items]
Goodwill expected to be deductible for income tax purposes			$ 1,000,000